MORGAN STANLEY INTERNATIONAL FUND
c/o Morgan Stanley Trust
Harborside Financial Center
Jersey City, New Jersey 07311
(800) 869-6397



							January 22, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Morgan Stanley International Fund
	File 2-84376
	Rule 497(j) Filing

Dear Sir/Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 28, 2001.

							Very truly yours,
							/s/Todd Lebo
							Todd Lebo
Assistant Secretary



cc:	Barry Fink
      Larry Greene



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